Derivatives - Economic Hedges (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Gain (Loss) On Derivative Instrument, Interest Rate Lock Commitments On Loans Held For Sale	$ 3,800,000,000		$ 8,700,000,000		$ 8,400,000,000
Summary of Derivative Instruments by Risk Exposure [Abstract]
Price Risk On Mortgage Banking Production Income	2,852,000,000	[1],[2]	9,109,000,000	[1],[2]	8,898,000,000	[1],[2]
Interest rate risk on mortgage banking servicing income	3,612,000,000	[1]	3,878,000,000	[1]	(4,264,000,000)	[1]
Credit risk on loans	30,000,000	[3]	(121,000,000)	[3]	(515,000,000)	[3]
Interest rate and foreign currency risk on long-term debt and other foreign exchange transactions	(48,000,000)	[4]	(2,080,000,000)	[4]	1,572,000,000	[4]
Other Gain Loss On Economic Hedges	(329,000,000)	[5]	(109,000,000)	[5]	16,000,000	[5]
Gain Loss On Economic Hedges	$ 6,117,000,000		$ 10,677,000,000		$ 5,707,000,000

[1]	Gains (losses) on these derivatives are recorded in mortgage banking income.
[2]	Includes gains on interest rate lock commitments related to the origination of mortgage loans that are held-for-sale, which are considered derivative instruments, of $3.8 billion, $8.7 billion and $8.4 billion for 2011, 2010 and 2009, respectively.
[3]	Gains (losses) on these derivatives are recorded in other income (loss).
[4]	The majority of the balance is related to the revaluation of economic hedges on foreign currency-denominated debt which is recorded in other income (loss).
[5]	Gains (losses) on these derivatives are recorded in other income (loss), and personnel expense for hedges of certain RSUs, for 2011 and 2010.